Subsequent Events	12 Months Ended	7 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp
Subsequent Events	11. Subsequent Events The Company evaluated subsequent events through June 19, 2013, the date these financial statements were issued.

Note 8 - Subsequent Events

Subsequent to March 31, 2013, professional fees of $3,400 were paid on behalf of the Company by Sunrise Financial Group Inc. (“SFG”).

Subsequent to March 31, 2013, the Company received approximately $6,000 relating to the promissory note with NLBDIT 2010 Enterprises, LLC for professional fees.